Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
OPERATING ACTIVITIES
Net income	$ (75,573)	$ (188,991)
Items not involving cash:
Depreciation of property and equipment	4,401	5,665
Stock-based compensation		843
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(19,282)	(13,102)
Decrease (increase) in investment tax credits	124,198	192,276
Decrease (increase) in prepaid expenses	3,501	7,192
Increase (decrease) in accounts payable	39,880	2,634
Increase (decrease) in accrued liabilities	3,140	(21,947)
Increase (decrease) in deferred revenue	(32,557)	(39,007)
Cash flows provided by operating activities	47,708	(54,437)
INVESTING ACTIVITIES
Purchase of property and equipment	(1,806)	(6,237)
Proceeds on sale of assets
Purchase of intangible asset
Purchase of investment
Cash flows used in investing activities	(1,806)	(6,237)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	9,271	(7,438)
Increase in cash and cash equivalents	55,173	(63,112)
Cash and cash equivalents, beginning of period	419,676	472,317
Cash and cash equivalents, end of period	$ 474,849	$ 404,205